Selling, General and Administrative Expenses (Narrative) (Details) - 12 months ended Dec. 31, 2021 ₪ in Millions, $ in Millions	ILS (₪)	USD ($)
Disclosure of selling, general and administrative expenses [Abstract]
Expenses in respect of acquisition of CPV Group	₪ 50	$ 15